DEBT	12 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
DEBT

NOTE 10— DEBT

The Company borrowed from PRC banks, other financial institutions and third-parties as working capital funds. As of September 30, 2021 and 2020, the Company’s debt consisted of the following:

(a) Short-term loans:

		September 30, 2021	September 30, 2020
Xi’an Guosen Micro-Credit Co., Ltd. (“Guosen”)	(1)	$-	$279,276
Xi ‘an Xinchang Micro-lending Co. Ltd. (“Xinchang”)	(2)	12,904	110,241
China Construction Bank (“CCB’)	(3)	28,477	17,640
Bohai Bank	(4)	-	440,962
Huaxia Bank	(5)	-	440,962
Total short-term loans		$41,381	$1,289,081

(1) On July 22, 2020, the Company’s VIE, Xi’an App-Chem, entered into a loan agreement with Xi’an Guosen Micro-Credit Co., Ltd (“Guosen”), to borrow RMB 2.0 million (equivalent to US$279,276) as working capital for six months, with maturity date on January 21, 2021 and interest rate of 17% per annum. The loan was fully repaid upon maturity.

On March 3, 2021, Xi’an App-Chem, entered into another loan agreement with Guosen to borrow RMB 2.0 million (equivalent to US$309,693) as working capital for six months, with maturity date on September 3, 2021 and interest rate of 15.4% per annum. The loan was fully repaid upon maturity.

(2) On June 1, 2020, Xi’an App-Chem, entered into a loan agreement with Xi’an Xinchang Micro-lending Co. Ltd. (“Xinchang”), to borrow RMB 750,002 (equivalent to US$110,241) as working capital for one year, with maturity date on May 31, 2021 and interest rate of 18.0% per annum. The loan was fully repaid upon maturity.

On November 4, 2020, Xi’an App-Chem, entered into another loan agreement with Xinchang to borrow RMB 1.0 million (equivalent to US$154,847) as working capital for one year, with maturity date on November 3, 2021 and interest rate of 15.12% per annum. The Company repaid RMB 916,665 (equivalent to US$141,943) before September 30, 2021 and the outstanding loan balance as of September 30, 2021 was RMB 83,335 (equivalent to US$12,904), which was subsequently fully repaid upon maturity.

(3) On January 19, 2020, Xi’an App-Chem’s subsidiary Tongchuan DT, entered into a loan agreement with China Construction Bank (“CCB’) to borrow RMB 100,000 (equivalent to US$14,699) as working capital for one year, with maturity date on January 19, 2021 and interest rate of 5.0% per annum. The loan was fully repaid upon maturity.

On May 15, 2020, Tongchuan DT entered into another loan agreement with CCB to borrow RMB 20,000 (equivalent to US$2,941) as working capital for one year, with maturity date on May 15, 2021 and interest rate of 4.1% per annum. The loan was fully repaid upon maturity.

On January 12, 2021, Tongchuan DT entered into another loan agreement with CCB to borrow RMB 183,903 (equivalent to US$28,477) as working capital for one year, with maturity date on January 12, 2022 and interest rate of 3.85% per annum. The loan was subsequently fully repaid upon maturity.

(4) On May 22, 2020, Xi’an App-Chem, obtained a line of credit approval from Bohai Bank for a maximum of RMB 13 million (approximately $2.0 million) loans as working capital for one year. On July 22, 2020, the Company borrowed RMB 3 million (approximately US$0.4 million) short-term loan out of this line of credit as working capital for one year, with interest rate of 5.4% per annum and maturity date on July 21, 2021.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 10— DEBT (continued)

The Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms. Jing Liu, and a third-party Shannxi Jinma Financial Guarantee Co., Ltd. provided joint guarantee to this loan. In July 2021, the Company repaid the loan balance upon maturity and at the same time renewed the line of credit of RMB 13 million (approximately $2.0 million) with Bohai Bank for additional one year, with new maturity date in July 2022. As of the date of this filing, the Company has not borrowed out of this new line of credit with Bohai Bank and has the availability to borrow out of this line of credit before July 15, 2022.

(5) On April 3, 2020, Xi’an App-Chem, obtained a line of credit approval from Huaxia Bank for a maximum of RMB 15 million (approximately $2.3 million) loans, including RMB 3 million (approximately US$0.4 million) loans as working capital for one year with fixed interest rate of 9% per annum and RMB 12 million (approximately $1.8 million) loans as working capital for three years with fixed interest rate of 6.6% per annum. From June 16, 2020 to June 29, 2020, Xi’an App-Chem, entered into two loan agreements with Huaxia Bank to borrow total of a RMB 3 million (approximately US$0.4 million) as working capital for one year, with interest rate of 9.0% per annum and maturity date on April 16, 2021 and June 29, 2021, respectively. The Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms.Jing Liu, pledged their personal properties as collateral to safeguard the loans with Huaxia Bank. These loans were fully repaid upon maturity.

(b) Long-term loans:

		September 30, 2021	September 30, 2020
Xi’an Investment Holding Co., Ltd.	(6)	$-	$2,204,812
Xi’an High-Tech Emerging Industry Investment Fund Partnership	(7)	1,238,774	1,175,900
Webank Co., Ltd.	(8)	156,377	34,910
Huaxia Bank	(9)	743,264	293,975
Qishang Bank	(10)	387,117	-
Webank Co., Ltd.	(11)	96,005	-
Total		2,621,537	3,709,597
Less: current portion of long-term loans		(448,005)	(1,227,346)
Total long-term loans		$2,173,532	$2,482,251

(6) On February 14, 2017 and on December 13, 2017, the Company’s VIE, Xi’an App-Chem entered into loan agreements with third-party Xi’an Investment Holdings Co., Ltd. (the “Lender”), to borrow an aggregate of RMB 15.0 million (approximately $2.3 million) as working capital for three years, with interest rate ranging from 2% to 4% per annum. Among the total RMB 15.0 million loans, RMB 5.0 million (equivalent to US$0.8 million) matured on February 13, 2020 and RMB 10.0 million (approximately $1.5 million) matured on December 12, 2020. In accordance with a COVID-19 relief notice issued by local government, for RMB 5 million matured on February 13, 2020, the loan payment term has been extended to February 12, 2022, and for RMB 10 million matured on December 12, 2020, the payment term has been extended to December 12, 2022. The Company’s controlling shareholder, Mr. Yongwei Hu, pledged his proportionate ownership interest in Xi’an App-chem and his personal bank savings as collateral to safeguard these loans. The Company fully repaid the loan on September 23, 2021 before the maturity date.

(7) On June 26, 2017, the Company’s VIE, Xi’an App-Chem, entered into a loan agreement with third-party Xi’an High-tech Emerging Industries Investment Fund Partnership (the “Lender”) to borrow RMB 8.0 million (approximately $1.2 million) as working capital for three years, with maturity date on June 25, 2020 and an interest rate of 3.8% per annum. The Company’s controlling shareholder, Mr. Yongwei Hu, pledged his proportionate ownership interest in Xi’an App-chem as collateral to safeguard this loan.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 10— DEBT (continued)

The loan matured on June 26, 2020 and not repaid on time due to COVID-19 impact. The Company has negotiated with the Lender to extend the loan repayment date to December 25, 2022 in accordance with a COVID-19 relief notice issued by local government, with adjusted interest rate of 4.75% per annum during the period from June 26, 2020 to June 25, 2021, and 5.225% per annum during the period from June 26, 2021 to December 25, 2022.

(8) On January 19, 2020, the Company’s VIE, Xi’an App-Chem, entered into a loan agreement with Shenzhen Qianhai WeBank Co., Ltd, to borrow RMB 87,500 (equivalent to US$13,549) as working capital for 27 months, with maturity date on April 12, 2022 and interest rate of 18.0% per annum. In addition, on October 22, 2020, Xi’an App-Chem, entered into two loan agreements with Shenzhen Qianhai WeBank Co., Ltd, to borrow an aggregate of RMB 922,381 (equivalent to US$142,827) loans as working capital for two years, with maturity date on October 12, 2022 and interest rate of 14.4% per annum.

Loans from Shenzhen Qianhai WeBank Co., Ltd, in the amount of RMB 938,929 (equivalent to US$145,390) was reclassified as current portion of long-term loans as of September 30, 2021.

(9) As disclosed in (5) above, Xi’an App-Chem, obtained a line of credit approval from Huaxia Bank for a maximum of RMB 15 million (approximately $2.3 million) loans, including RMB 3 million (approximately US$0.4 million) loans as working capital for one year with fixed interest rate of 9% per annum and RMB 12 million (approximately $1.8 million) loans as working capital for three years with fixed interest rate of 6.6% per annum. On April 16, 2020, the Company borrowed RMB 2.0 million (approximately $0.3 million) out of a line of credit from Huaxia Bank as working capital for three years, with the interest rate of 6.6% per annum and maturity date on April 16, 2023. From May 14 2021 to July 7, 2021, Xi’an App-Chem, entered into additional two loan agreements with Huaxia Bank, to borrow total of RMB 3 million (approximately $0.5 million) as working capital for two years, with interest rate of 8.5% per annum and maturity date on May 14, 2023 and July 8, 2023, respectively. As of September 30, 2021, the Company borrowed total of RMB 5 million long-term loans out of this line of credit. According to the loan repayment terms, the Company repaid RMB 0.2 million (equivalent to $30,969) to Huaxia Bank before September 30, 2021 and is required to repay additional RMB 0.6 million (equivalent to US$92,908) before June 21, 2022, with the remaining balance of RMB 4.2 million (equivalent to $0.65 million) to be repaid upon maturity. Accordingly, as of September 30, 2021, US$92,908 was reclassified as current portion of long-term loans.

(10) On December 10, 2020, the Company’s VIE, Xi’an App-Chem, obtained an approval of line of credit from Qishang Bank Co., Ltd. (“Qishang Bank”) for a maximum of RMB 13 million (approximately $2.0 million) loans as working capital. On December 15, 2020, the Company borrowed RMB 3.0 million (approximately $0.5 million) as working capital for three years, with maturity date on December 13, 2023 and interest rate of 6.65% per annum. The Company pledged certain free patent owned by the Company as collateral to safeguard this loan. In addition, the Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms. Jing Liu, also pledged their personal residence properties as collateral to safeguard this loan. The Company repaid RMB 0.5 million (equivalent to US$77,423) before September 30, 2021 and the outstanding loan balance as of September 30, 2021 was RMB 2.5 million (equivalent to US$387,117). According to the payment term, the Company is required to repay RMB 0.5 million (equivalent to US$77,423) on December 21, 2021 and June 22, 2021, respectively, with the remaining balance of RMB 1.5 million (equivalent to US$232,271) to be repaid upon maturity. Accordingly, as of September 30, 2021, RMB 1.0 million (equivalent to US$154,847) was reclassified as current portion of long-term loans. As of the date of this filing, the Company had the availability to borrow additional approximately $1.5 million (RMB 10.0 million) from Qishang Bank before December 9, 2023.

(11) On June 20, 2021, Xi’an App-Chem’s subsidiary, Tianjin YHX, entered into a loan agreement with Shenzhen Qianhai WeBank Co., Ltd, to borrow RMB 620,000 (equivalent to US$96,005) as working capital for 24 months, with maturity date on June 20, 2023 and interest rate of 14.4% per annum.

For the above-mentioned short-term and long-term loans from PRC banks and financial institutions, interest expense amounted to $417,266, $329,102 and $333,190 for the years ended September 30, 2021, 2020 and 2019, respectively.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 10— DEBT (continued)

In addition to the above mentioned short-term and long-term loans, on December 6, 2021, the Company’s VIE, Xi’an App-Chem, obtained an approval of line of credit from Shanghai Pudong Development Bank (“SPD Bank”) for a maximum of RMB 15 million (approximately $2.3 million) loans as working capital for one year. On January 10, 2022, the Company borrowed RMB 10 million (equivalent to US$1.5 million) short-term loan out of this line of credit as working capital for one year, with interest rate of 5.0% per annum and maturity date on January 9, 2023. A third-party Xi’an Financial Guarantee Co., Ltd. provided guarantee to this loan. In addition, the Company pledged its 100% ownership interest in App-Chem Health and certain free patent owned by the Company as collateral to guarantee this loan. As of the date of this filing, the Company had the availability to borrow additional approximately RMB 5 million (equivalent to US$0.8 million) from SPD Bank before December 5, 2022 (see Note 20).

As of the date of this filing, the Company had the availability to borrow an aggregate of approximately $5.9 million (RMB 38 million) line of credit from the following financial institutions before December 2023:

Name of financial institution:	Amount
Huaxia Bank	$1,548,467
Qishang Bank	1,548,467
Bohai Bank	2,013,007
SPD Bank	774,234
Total	$5,884,175

(c) Third party loans

	September 30, 2021	September 30, 2020
Wei Wang	$-	$440,962
Shaanxi Keyi Technology Co. Ltd.	-	73,494
Biyun Xue	-	9,775
Xi ‘an Kaimei Medical Technology Co., Ltd.	-	166,096
Total third-party loans	$-	$690,327

During the Company’s normal course of business, the Company also borrows funds from several third-party individuals or third-party companies as working capital. These borrowings are short-term, interest free and payable on demand. Loans payable to third-parties amounted to $690,327 as of September 30, 2020 and were fully repaid in December 2020. Therefore, there was no third-party loans payable as of September 30, 2021.